Subsequent Events (Details) ₪ in Thousands, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Apr. 30, 2020 USD ($)	Feb. 19, 2020	Jan. 31, 2019 USD ($)	Dec. 31, 2019	[1]	Dec. 31, 2018	[1]	Dec. 31, 2017	Apr. 30, 2020 ILS (₪)	Apr. 30, 2019 USD ($)	Apr. 30, 2019 CNY (¥)	Jan. 31, 2019 CNY (¥)
New Qoros Investor in Qoros [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of remaining interest			$ 220,000
Qoros [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest				32.00%		24.00%		50.00%
China, Yuan Renminbi [Member] | New Qoros Investor in Qoros [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of remaining interest | ¥												¥ 1,560,000
OPC [Member] | Series B Bonds [Member]
Disclosure of non-adjusting events after reporting period [line items]
Offering amount	$ 113,000
Nominal annual interest rate	2.75%								2.75%
OPC [Member] | Series B Bonds [Member] | NIS [Member]
Disclosure of non-adjusting events after reporting period [line items]
Offering amount | ₪									₪ 400,000
Installed capacity allocated [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Actual consumption of energy at rate in excess		3.00%
Sale of Remaining Interest Event [Member] | New Qoros Investor in Qoros [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of remaining interest										$ 220,000
Company's back-to-back guarantee obligations following the completion of sale										$ 23,000
Sale of Remaining Interest Event [Member] | China, Yuan Renminbi [Member] | New Qoros Investor in Qoros [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of remaining interest | ¥											¥ 1,560,000
Remaining interest in Qoros of Kenon [Member] | Qoros [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest	12.00%		12.00%
New Investor equity interest in Qoros [Member] | Qoros [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest	63.00%		63.00%
Chery's equity interest in Qoros [Member] | Qoros [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest	25.00%		25.00%

[1]	Refer to Note 9.B.b.3 for further details.